December 7, 2020

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       New Perspective Fund

File Nos. 002-47749 and 811-02333

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 30, 2020 of Registrant’s Post-Effective Amendment No. 97 under the Securities Act of 1933 and Amendment No. 80 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton